Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Lessee, Operating Lease, Disclosure [Table Text Block]

7. Operating Leases

The Company entered into various operating lease agreements, mainly including operation in Kazakhstan, which was started in August, 2021, office lease, which was started in March, 2022, and operation lease in Ohio, U.S., which was started in August, 2022. The remaining lease terms ranges from 1.5 to 3 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	As of December 31, 2021	As of December 31, 2022
	US$	US$
Right-of-use assets, net	43	443
Impairment of right-of-use assets	—	—
Right-of-use assets, net	43	443
Operating lease liabilities – current	17	188
Operating lease liabilities – non-current	27	231
Total operating lease liabilities	44	419

For the year ended December 31, 2022, 2021 and 2020, the Company recorded short-term lease costs of $139, $8 and nil respectively. Cash paid for amounts included in the measurement of operating lease liabilities were $139, nil and nil for the year ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the weighted average remaining lease term was 2.1 years and the weighted average discount rate was 4.6%.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

US$
2023	209
2024	202
Total	30
Less: imputed interest	(22)
Present value of lease liabilities	419